Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Schedule of corporate costs from transactions with related party

	Year Ended December 31,
	2022	2021
SG&A	$1,422,063	$4,528,892
R&D	679,293	12,172,493

Total	$2,101,356	$16,701,385

Schedule of related party transactions costs

Period	Carve-out related expenses	Directly related to the transaction	Other	Total
Total Transaction Costs 2021	$1.8	$6.3	$0.5	$8.6

Total Transaction Costs 2022	0.6	15.1	0.0	15.7

Total Accumulated directly related Transaction Costs	$2.4	$21.4	$0.5	$24.3

Schedule of Related Party Transactions

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Assets	Liabilities	Assets	Liabilities
ERJ	$190,518	$11,347,799	$220,000	$—
EAH	82,650,375	655,519	—	8,642,340
Atech	13,194	136,036	—	—
Other related parties	—	485,889	—	—

Total	$82,854,087	$12,625,243	$220,000	$8,642,340

	Operating expenses - Year Ended December 31,
	2022	2021	2020*
ERJ	$36,553,941	$495,742	$—
EAH	6,190,634	2,389,083	—
Atech	2,931,572	613,603	—
Other related parties	485,889	—	—

Total	$46,162,036	$3,498,428	$—